Investment In Affiliates	12 Months Ended
Dec. 31, 2018
INVESTMENTS IN AFFILIATES [Abstract]
Investment in Affiliates

NOTE 20 – INVESTMENT IN AFFILIATES

Navios Europe I: On October 9, 2013, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe I and have ownership interests of 47.5%, 47.5% and 5.0%, respectively. On December 18, 2013, Navios Europe I acquired ten vessels for aggregate consideration consisting of: (i) cash which was funded with the proceeds of senior loan facilities (the “Senior Loans I”) and loans aggregating $10,000 from Navios Holdings, Navios Acquisition and Navios Partners (collectively, the “Navios Term Loans I”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan I”). In addition to the Navios Term Loans I, Navios Holdings, Navios Acquisition and Navios Partners have made available to Navios Europe I revolving loans of up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans I”).  In December 2018, the availability under the Revolving Loans I was increased by $30,000.

On an ongoing basis, Navios Europe I is required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans I and repayments of the Navios Revolving Loans I) according to a defined waterfall calculation. Navios Partners evaluated its investment in Navios Europe I under ASC 810 and concluded that Navios Europe I is a variable interest entity (“VIE”) and that they are not the party most closely associated with Navios Europe I and, accordingly, is not the primary beneficiary of Navios Europe I. Navios Partners further evaluated its investment in the common stock of Navios Europe I under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe I and, therefore, its investment in Navios Europe I is accounted for under the equity method.

As of December 31, 2018 and December 31, 2017, the estimated maximum potential loss by Navios Partners in Navios Europe I would have been $11,705 and $1,705, respectively, excluding accrued interest which represents the Company’s carrying value of the investment of $500 as of December 31, 2018 (December 31, 2017: $500) plus the Company’s balance of the Navios Revolving Loans I of $11,205 as of December 31, 2018 (December 31, 2017: $1,205), excluding accrued interest, and does not include the undrawn portion of the Navios Revolving Loans I.

As of December 31, 2018, the Navios Partners’ portion of the Navios Revolving Loan I outstanding was $11,205. No investment income was recognized for the year ended December 31, 2018. Investment loss of $(140) was recognized in the Consolidated Statements of Operations under the caption of “Equity in net earnings of affiliated companies” for the year ended December 31, 2017.

Navios Europe II: On February 18, 2015, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe II and have ownership interests of 47.5%, 47.5% and 5.0%, respectively. From June 8, 2015 through December 31, 2015, Navios Europe II acquired fourteen vessels for aggregate consideration consisting of: (i) cash consideration of $145,550 (which was funded with the proceeds of a $131,550 senior loan facilities net of loan discount amounting to $3,375 (the “Senior Loans II”) and loans aggregating $14,000 from Navios Holdings, Navios Acquisition and Navios Partners (collectively, the “Navios Term Loans II”); and (ii) the assumption of a junior participating loan facility (the “Junior Loan II”) with a face amount of $182,150 and fair value of $99,147, at the acquisition date. In addition to the Navios Term Loans II, Navios Holdings, Navios Acquisition and Navios Partners have also made available to Navios Europe II revolving loans up to $43,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”). In March 2017, the amount of funds available under the Navios Revolving Loans II was increased by $14,000.

On an ongoing basis, Navios Europe II is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans and repayments of the Navios Revolving Loans II) according to a defined waterfall calculation. Navios Partners evaluated its investment in Navios Europe II under ASC 810 and concluded that Navios Europe II is a variable interest entity (“VIE”) and that it is not the party most closely associated with Navios Europe II and, accordingly, is not the primary beneficiary of Navios Europe II. Navios Partners further evaluated its investment in the common stock of Navios Europe II under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe II and, therefore, its investment in Navios Europe II is accounted for under the equity method.

As of December 31, 2018 and December 31, 2017, the estimated maximum potential loss by Navios Partners in Navios Europe II would have been $16,097 and $10,472, respectively, excluding accrued interest, which represents the Company’s carrying value of the investment of $700 as of December 31, 2018 (December 31, 2017: $700) plus the Company’s balance of the Navios Revolving Loans II of $15,397 as of December 31, 2018 (December 31, 2017: $9,772), excluding accrued interest, and does not include the undrawn portion of the Navios Revolving Loans II.

As of December 31, 2018, the Navios Partners’ portion of the Navios Revolving Loan II outstanding was $15,397. No investment income was recognized for year ended December 31, 2018. Investment income of $84 was recognized in the Consolidated Statements of Operations under the caption of “Equity in net earnings of affiliated companies” for the year ended December 31, 2017.

Navios Containers: On June 8, 2017, Navios Containers closed its private placement and issued 10,057,645 shares for $50,288 of gross proceeds at a subscription price of $5.00 per share. Navios Partners invested $30,000 and received 6,000,000 shares, and Navios Holdings invested $5,000 and received 1,000,000 shares. Each of Navios Partners and Navios Holdings also received warrants, with a five-year term, for 6.8% and 1.7% of the equity, respectively. On August 29, 2017, Navios Containers closed its private placement and issued 10,000,000 shares for $50,000 of gross proceeds at a subscription price of $5.00 per share. Navios Partners invested $10,000 and received 2,000,000 shares. Navios Partners also received warrants, with a five-year term, for 6.8% of the equity. On November 9, 2017, Navios Containers closed a private placement of 9,090,909 shares at a subscription price of $5.50 per share, resulting in gross proceeds of approximately $50,000. Navios Partners invested $10,000 and received 1,818,182 shares. Navios Partners also received warrants, with a five-year term, for 6.8% of the newly issued equity. On March 13, 2018, Navios Containers closed a private placement of 5,454,546 shares at a subscription price of $5.50 per share, resulting in gross proceeds of approximately $30,000. Navios Partners invested $14,460 and received 2,629,095 shares and Navios Holdings invested $500 and received 90,909 shares. Navios Partners and Navios Holdings also received 9,273 warrants, with a five-year term, respectively.

On December 3, 2018, Navios Partners distributed 855,001 units of Navios Containers to the unitholders of Navios Partners, approximately 2.5% of the Navios Containers’ outstanding equity. In connection with this transaction, Navios Partners recognized an other-than-temporary impairment of $560 on the units distributed, which was presented under the caption “Equity in net earnings of affiliated companies” in the Consolidated Statements of Operations. The amount of the distribution was $4,243 based on the last trading price of Navios Containers’ shares in the N-OTC market as of November 23, 2018. Following the distribution, Navios Partners owns approximately 33.5% of the equity in Navios Containers.

As of December 31, 2018, Navios Partners held 11,592,276 common units and Navios Holdings held 1,263,276 common units of Navios Containers. Investment income of $3,957 and $922 was recognized in the Consolidated Statements of Operations under the caption of “Equity in net earnings of affiliated companies” for each of the years ended December 31, 2018 and 2017, respectively.

The fair value of Navios Partners’ equity investment in Navios Containers is based on unadjusted quoted prices in active markets for Navios Containers’ common units. The fair value of Navios Partners’ equity investment in Navios Containers as at December 31, 2018 and 2017 was $32,806 and $57,566, respectively, compared with its carrying value of $65,096 and $50,922, respectively. Based on Navios Partners’ evaluation of the duration and magnitude of the fair value decline, Navios Containers’ financial condition and near-term prospects, and Navios Partners’ intent and ability to hold its investment in Navios Containers until recovery, Navios Partners concluded that the decline in fair value of its investment in Navios Containers below its carrying value is temporary and, therefore, no impairment was recorded.

Following the results of the significant tests performed by the Company, it was concluded that one affiliate met the significant threshold requiring summarized financial information to be presented.

	Navios Containers
	December 31, 2018	December 31, 2017
Balance Sheet
Cash and cash equivalents, including restricted cash	$18,892	$14,501
Current assets	6,245	6,870
Non-current assets	388,390	245,440
Current liabilities	19,758	7,060
Long-term debt including current portion, net	133,196	119,033
Non-current liabilities	78,100	—

	Navios Containers
	Year ended December 31, 2018	Period from April 28, 2017 (date of inception) to December 31, 2017
Income Statement
Revenue	$133,921	$39,188
Net income	$12,700	$2,638